Equity - Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Company's capital	R$ 2,246,367	R$ 2,243,215
Common Shares
Disclosure of classes of share capital [line items]
Shares issued	928,965,058	928,965,058
Preference Shares
Disclosure of classes of share capital [line items]
Shares issued	331,644,724	329,568,166